Dec 31, 2011 and Mar 31, 2012 NOTES - Related Party Transactions	15 Months Ended
Mar. 31, 2012
Dec 31, 2011 and Mar 31, 2012 NOTES - Related Party Transactions [Abstract]
Dec 31, 2011 and Mar 31, 2012 NOTES - Related Party Transactions

December 31, 2011

NOTE 8 - RELATED PARTY TRANSACTIONS

Accounts Receivable – Related Parties

During the years ended December 31, 2007 through 2010, the Company a minority interest in various distributors in exchange for use of the Company’s name and Logo. As of December 31, 2011, the Company owned a 15% interest in Omnitek Engineering Thailand Co. Ltd., a 20% interest in Omnitek Peru S.A.C., and a 5% interest in Omnitek Stationary, Inc.  As of December 31, 2011 and 2010, the Company was owed $16,715 and $-0-, respectively, by related parties for the purchase of products.

Accounts Payable – Related Parties

The Company regularly incurs expenses that are paid for by related parties and purchases goods and services from related parties. As of December 31, 2011 and 2010, the Company owed related parties for such expenses, goods and services in the amounts of $2,568 and $4,068, respectively.

Accrued Compensation – Related Parties

During the year ended December 31, 2011 and 2010, related parties were due amounts for services performed for the Company.  As of December 31, 2011 and 2010 the related parties’ payables consisted of the following:

	December 31,	December 31,
	2011	2010
Amounts due to the president	$271,253	$309,446
Amounts due to other officers of the company	80,327	86,442
Total	$351,580	$395,888

March 31, 2012

NOTE 3 - RELATED PARTY TRANSACTIONS

Accounts Receivable – Related Parties

During the years ended December 31, 2007 through 2010, the Company a minority interest in various distributors in exchange for use of the Company’s name and logo. As of December 31, 2011, the Company owned a 15% interest in Omnitek Engineering Thailand Co. Ltd., a 20% interest in Omnitek Peru S.A.C., and a 5% interest in Omnitek Stationary, Inc.  As of March 31, 2012 and December 31, 2011, the Company was owed $-0- and $16,715, respectively, by related parties for the purchase of products.

Accounts Payable – Related Parties

The Company regularly incurs expenses that are paid for by related parties and purchases goods and services from related parties. As of March 31, 2012 and December 31, 2011, the Company owed related parties for such expenses, goods and services in the amounts of $13,332 and $2,568, respectively.

Accrued Expenses – Related Parties

During the periods ended March 31, 2012 and December 31, 2011, related parties were due amounts for services performed for the Company.  During the three months ended March 31, 2012, officers of the company contributed $2,428 as compensation and the Company made cash payments of $6,538.

As of March 31, 2012 and December 31, 2011 the related parties’ payables consisted of the following:

	March 31,	December 31,
	2012	2011
Amounts due to the president	$265,484	$271,253
Amounts due to other officers of the company	81,986	80,327
Total	$347,470	$351,580

Line of Credit Payable  – Related Parties

On February 15, 2012 the Company has entered into a revolving line of credit agreement with a shareholder for $50,000 for an initial period of 6 months. The Company owes $40,000 under the revolving line of credit as of March 31, 2012. The revolving line of credit bears interest at 9% per annum and is secured by 100,000 shares of the Company’s common stock. The Company owes $128 of accrued interest on the revolving line of credit as of March 31, 2012. The Company granted 5,000 stock purchase warrants as consideration for the funding of the revolving line of credit resulting in an expense of $15,450.